Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net	Property, plant and equipment, net consist of the following:
	As of December 31,	As of December 31,
	2023	2022
Buildings	$32,489,235	$33,224,223
Mechanical equipment	17,523,970	17,468,972
Motor vehicles	322,657	330,727
Office equipment	7,302,990	7,343,494
Computer software	684,153	675,644
Leasehold improvement	2,339,528	1,518,282
Construction in progress	-	785,434
Total	60,662,533	61,346,776
Accumulated depreciation	(27,454,332)	(24,797,498)
Provision for impairment	(57,140)	-
Property, plant and equipment, net	$33,151,061	$36,549,278